Investment Objectives and Goals	Jan. 14, 2026
Retail | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small/Mid Cap Core Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	The secondary, non-fundamental goal of the Fund is to seek some current income.
Retail | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small/Mid Cap Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Retirement | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small/Mid Cap Core Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	The secondary, non-fundamental goal of the Fund is to seek some current income.
Retirement | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small/Mid Cap Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.